Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lessee, Operating Leases [Text Block]
Note 9 Leases
In June 2018, the Company entered into a lease agreement for a single general office space in Los Angeles, California. The initial term of the lease is nine months with a five-year extension option at the discretion of the lessee. Monthly rent is approximately $0.001 million, subject to an annual escalation of 3%.
In November 2018, the Company entered into a sublease agreement with PCJW Properties LLC (“PCJW”), controlled by Company’s founders (including the Company’s current CEO), for general office space next to the aforementioned leased property in Los Angeles, California. The lease term is five years subject to early termination by either party. Under the terms of the sublease, monthly rent is approximately $0.005 million, subject to an annual escalation of 4%.
In January 2019, the Company entered into a lease agreement with PCJW for office space located in Los Angeles, California. The lease term is seven years, beginning January 1, 2019 and ending December 31, 2025. Monthly rent is approximately $0.019 million, subject to an annual escalation of 5%.
In September 2019, the Company entered into a sublease for general office space in West Hollywood, California. The lease term is two years subject to early termination by either party. Under the terms of the lease, monthly rent is approximately $0.01 million, subject to an annual escalation of 3%. In December 2019, the Company entered into a lease amendment to increase the leased office space in exchange for monthly rent of approximately $0.23 million. The amendment also extended the lease term to October 31, 2021, and increased the annual escalation to 3.5%.
In May 2020, the Company entered into a sublease with Whalerock for general office space in West Hollywood, California. Under the terms of the sublease, the lease term is approximately
18-months
and the monthly rent is approximately $0.14 million. The Company began utilizing the office space in June 2021.
All leases were classified as operating and operating lease expenses are presented within other general and administrative expenses in the unaudited condensed consolidated statements of operations. The Company does not have any finance leases or sublease arrangements where the Company is the sublessor. The Company’s leasing activities are as follows (dollars in thousands):

For the Nine Months Ended September 30, 2021
Operating lease cost	$901
Short-term lease cost	—
Variable lease cost	—

Total lease cost	$901

Other information:
Cash paid for operating leases	$798
Right-of-use assets obtained in exchange for new operating lease liability	$2,514
Weighted-average remaining lease term—operating lease	2.22
Weighted-average discount rate—operating lease	10%
The future minimum lease payments as of September 30, 2021, were as follows (in thousands):

Year	3rd-Party Commitment	Related- Party Commitment	Total
2021 (remaining)	$466	$80	$546
2022	1,781	335	2,116
2023	159	339	498
2024	2	295	297
2025	—	309	309
Thereafter	—	—	—

Total minimum lease payments	$2,408	$1,358	$3,766

Less: imputed interest	(145)	(239)	(384)

Total lease liabilities	$2,263	$1,119	$3,382

Note 11 Leases
In June 2018, the Company entered into a lease agreement for a single general office space in Los Angeles, California. The initial term of the lease is nine months
with a five-year extension option at the discretion of the lessee. Monthly rent is approximately $1 thousand, subject to an annual escalation of 3%.
In November 2018, the Company entered into a sublease agreement with PCJW Properties LLC (“PCJW”), controlled by Company’s founders (including the Company’s current CEO), for general office space next to the aforementioned leased property in Los Angeles, California. The lease term is five years subject to early termination by either party. Under the terms of the sublease, monthly rent is approximately $5 thousand, subject to an annual escalation of 4%.
In January 2019, the Company entered into a lease agreement with PCJW for office space located in Los Angeles, California. The lease term is seven years, beginning January 1, 2019 and ending December 31, 2025. Monthly rent is approximately $19 thousand, subject to an annual escalation of 5%.
In September 2019, the Company entered into a sublease for general office space in West Hollywood, California. The lease term is two years subject to early termination by either party. Under the terms of the lease, monthly rent is approximately $10 thousand, subject to an annual escalation of 3%. In December 2019, the Company entered into a lease amendment to increase the leased office space in exchange for monthly rent of approximately $23 thousand. The amendment also extended the lease term to October 31, 2021, and increased the annual escalation to 3.5%.
All leases were classified as operating and operating lease expenses are presented within Other operating expenses in the consolidated statements of operations. The Company does not have any finance leases or sublease arrangements where the Company is the sublessor. The Company’s leasing activities are as follows (dollars in thousands):

	For the Year Ended December 31,
	2020	2019
Operating lease cost	$546	$402
Short-term lease cost	—	40
Variable lease cost	—	—

Total lease cost	$546	$442

Other information:
Cash paid for operating leases	$534	$356
Right-of-use assets obtained in exchange for new operating lease liability	$—	$1,736
Weighted-average remaining lease term - operating lease	4.19	4.87
Weighted-average discount rate - operating lease	10%	10%
The future minimum lease payments as of December 31, 2020, were as follows (in thousands):

Year	3rd-Party Commitment	Related-Party Commitment	Total
2021	$205	$320	$525
2022	12	335	347
2023	12	339	351
2024	2	295	297
2025	—	309	309
Thereafter	—	—	—

Total minimum lease payments	$231	$1,598	$1,829

Less: imputed interest	(12)	(329)	(341)

Total lease liabilities	$219	$1,269	$1,488